Debt (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2020	Jun. 30, 2020	Apr. 13, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 26, 2020	Jan. 30, 2019	Dec. 31, 2018	Nov. 13, 2017
Debt Instrument [Line Items]
Debt issuance costs					$ 1,264	$ 1,550	$ 1,550
Debt issuance costs in other assets				$ 1,200	1,200
Minimum
Debt Instrument [Line Items]
Commitment fee, as a percent	0.20%
Maximum
Debt Instrument [Line Items]
Commitment fee, as a percent	0.35%
Base Rate [Member]
Debt Instrument [Line Items]
Applicable rate, as a percent		5.50%	7.00%
Base Rate [Member] | Minimum
Debt Instrument [Line Items]
Applicable rate, as a percent	0.25%
Base Rate [Member] | Maximum
Debt Instrument [Line Items]
Applicable rate, as a percent	1.00%
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Interest margin, as a percent	0.50%		0.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest margin, as a percent	1.00%		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument [Line Items]
Applicable rate, as a percent	1.25%
London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Applicable rate, as a percent	2.00%
Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							205,000		$ 205,000		$ 175,000
Minimum increment in term loan facility	$ 5,000
Debt issuance costs in other assets							3,700			$ 3,300
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000						15,000	$ 15,000			$ 15,000
Debt issuance costs				1,300
Debt issuance costs in other assets							$ 200			$ 200
Commitment fee, as a percent							0.50%
Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	25,000
Borrowings				$ 1,000	$ 1,000
Commitment fee, as a percent							2.95%
Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000
Applicable rate, as a percent		6.50%	8.00%